10. Warrant Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 10. Warrant Liability

On August 14, 2014, Company issued the Lender a warrant to purchase 12,500,000 shares of the Company’s common stock at $1.00 per share, subject to the adjustments (see Note 13 for changes to the terms of these warrants). The Company also issued to Drexel for the transaction: (i) a 5-year warrant to purchase up to 800,000 shares of common stock at $1.00 per share; and (ii) a 5-year warrant to purchase up to 1,000,000 shares of common stock at $0.50 per share, both subject to adjustments similar to the Warrant issued to the Lender (see Note 13 for changes to the terms of these warrants). These warrants were valued in accordance with FASB ASC 815-10 as liabilities using a Monte Carlo Simulation Model. The fair value of the warrant liability on the issuance date for all warrants issued was $9,801,200. The warrants issued to Drexel were valued at $1,251,200 and were recorded as transaction costs associated with Financing Agreement. As of December 31, 2015, per a new valuation performed in accordance with FASB ASC 815-10, the total value of these warrants was adjusted to $7,872,000. As of March 31, 2016, pursuant to a new valuation performed in accordance with FASB ASC 815-10, the total value of these warrants was adjusted to $5,199,000 and a gain for the change in value of the liability of $2,673,000 was recognized. As of June 30, 2016, pursuant to a new valuation performed in accordance with FASB ASC 815-10, the total value of these warrants was adjusted to $10,546,000 and a loss for the change in value of the liability of $5,347,000 was recognized. During the three months ended September 30, 2016, Drexel and its assigns exercised 1,024,929 warrants (see Note 11). A loss for the change in value of the liability of $659,686 was recognized at the times of these exercises. The value of the shares exercise, totaling $1,428,541, was recorded in Additional Paid in Capital at the time of these exercises. As of September 30, 2016, pursuant to a new valuation performed in accordance with FASB ASC 815-10, the total value of these warrants was adjusted to $16,234,000 and a loss for the change in value of the liability of $6,456,856 was recognized. The significant assumptions considered by the model were the remaining term of the warrants, operational forecasts provided by the Company, the fair value per share stock price of $1.41 and $0.33, a risk free treasury rate for 0.88% and 0.92% and an expected volatility rate of 98.4% and 85.8% at September 30, 2016 and December 31, 2015, respectively.

On November 16, 2015, Company issued the Lender a contingent warrant to purchase up to 5,000,000 shares of the Company’s common stock at $0.35 per share, subject to adjustments, which warrant shall be immediately exercisable for 3,600,000 shares with the balance of 1,400,000 shares exercisable proportionately to such additional Senior Convertible Notes up to $1,400,000 purchased by the Lender (see Note 13 for the terms of these warrants). These warrants were valued in accordance with FASB ASC 815-10 as liabilities using a Monte Carlo Simulation Model. The fair value of the warrant liability on the issuance date for all warrants issued was $1,008,000. $840,000 of this amount was considered a waiver fee and was recorded as a settlement charge. $168,000 was recorded as a discount on notes payable. As of December 31, 2015, per a new valuation performed in accordance with FASB ASC 815-10, the total value of these warrants was adjusted to $1,872,000. As of March 31, 2016, pursuant to a new valuation performed in accordance with FASB ASC 815-10, the total value of these warrants was adjusted to $1,476,000 and a gain for the change in value of the liability of $396,000 was recognized. As of June 30, 2016, pursuant to a new valuation performed in accordance with FASB ASC 815-10, the total value of these warrants was adjusted to $2,844,000 and a loss for the change in value of the liability of $1,368,000 was recognized. As of September 30, 2016, pursuant to a new valuation performed in accordance with FASB ASC 815-10, the total value of these warrants was adjusted to $4,608,000 and a loss for the change in value of the liability of $1,764,000 was recognized.

On January 28, 2016, in consideration for the issuance of the Letter of Credit, the Company has agreed to issue to Lender (i) a five year warrant to purchase 2,000,000 shares of common stock at an exercise price of $0.35 per share of common stock (the “Third Warrant”), and (ii) a Senior Secured Letter of Credit Note (the “LC Note”) to evidence any indebtedness owed by the Company arising from any draws made under the Letter of Credit. The Third Warrant shall be subject to certain anti-dilution adjustments including percentage based anti-dilution protection requiring that the aggregate number of shares of common stock purchasable upon its initial exercise not be less than an amount equal to 7.2% of the Company’s then outstanding shares of capital stock on a fully diluted basis. These warrants were valued in accordance with FASB ASC 815-10 as liabilities using a Monte Carlo Simulation Model. The fair value of the warrant liability on the issuance date for all warrants issued was $1,040,000. As of March 31, 2016, pursuant to a new valuation performed in accordance with FASB ASC 815-10, the total value of these warrants was adjusted to $840,000 and a gain for the change in value of the liability of $200,000 was recognized. As of June 30, 2016, pursuant to a new valuation performed in accordance with FASB ASC 815-10, the total value of these warrants was adjusted to $1,580,000 and a loss for the change in value of the liability of $740,000 was recognized. As of September 30, 2016, pursuant to a new valuation performed in accordance with FASB ASC 815-10, the total value of these warrants was adjusted to $2,540,000 and a loss for the change in value of the liability of $960,000 was recognized.

On February 19, 2016, in connection to Amendment No. 2 and Amendment No. 3, the Company issued Drexel: a 5-year warrant to purchase up to 300,000 shares of common stock at $0.35 per share as compensation for services rendered. 200,000 of these warrants were valued in accordance with FASB ASC 815-10 as liabilities using a Monte Carlo Simulation Model as of November 16, 2015. The fair value of the warrant liability on the issuance date for the warrants to be issued was $55,200 which was recorded as debt issuance costs. As of December 31, 2015, per a new valuation performed in accordance with FASB ASC 815-10, the total value of these warrants was adjusted to $110,400 and a loss for the change in value of the liability of $55,200 was recognized. 100,000 of these warrants were valued in accordance with FASB ASC 815-10 as liabilities using a Monte Carlo Simulation Model as of January 28, 2016. The fair value of the warrant liability on the issuance date for the warrants to be issued was $56,000 which was recorded as warrant issuance costs. As of March 31, 2016, pursuant to a new valuation performed in accordance with FASB ASC 815-10, the total value of these warrants was adjusted to $126,000 and a gain for the change in value of the liability of $40,400 was recognized. As of June 30, 2016, pursuant to a new valuation performed in accordance with FASB ASC 815-10, the total value of these warrants was adjusted to $237,000 and a loss for the change in value of the liability of $111,000 was recognized. As of September 30, 2016, pursuant to a new valuation performed in accordance with FASB ASC 815-10, the total value of these warrants was adjusted to $381,000 and a loss for the change in value of the liability of $144,000 was recognized.

On August 14, 2014, Company issued the Lender a warrant to purchase 12,500,000 shares of the Company's common stock at $1.00 per share, subject to the adjustments (see Note 14 for changes to the terms of these warrants). The Company also issued to Drexel for the transaction: (i) a 5-year warrant to purchase up to 800,000 shares of common stock at $1.00 per share; and (ii) a 5-year warrant to purchase up to 1,000,000 shares of common stock at $0.50 per share, both subject to adjustments similar to the Warrant issued to the Lender (see Note 14 for changes to the terms of these warrants). These warrants were valued in accordance with FASB ASC 815-10 as liabilities using a Monte Carlo Simulation Model. The fair value of the warrant liability on the issuance date for all warrants issued was $9,801,200. The warrants issued to Drexel were valued at $1,251,200 and were recorded as transaction costs associated with Financing Agreement. As of December 31, 2014, per a new valuation performed in accordance with FASB ASC 815-10, the total value of these warrants was adjusted to $5,597,011 and a gain for the change in value of the liability of $4,204,189 was recognized. As of December 31, 2015, pursuant to a new valuation performed in accordance with FASB ASC 815-10, the total value of these warrants was adjusted to $7,872,000 and a loss for the change in value of the liability of $2,274,989 was recognized. The significant assumptions considered by the model were the remaining term of the warrants, operational forecasts provided by the Company, the fair value per share stock price of $0.33 and $0.61, a risk free treasury rate for 0.92% and 1.10% and an expected volatility rate of 85.8% and 72.8 at December 31, 2015 and December 31, 2014, respectively.

On November 16, 2015, Company issued the Lender a contingent warrant to purchase up to 5,000,000 shares of the Company's common stock at $0.35 per share, subject to adjustments, which warrant shall be immediately exercisable for 3,600,000 shares with the balance of 1,400,000 shares exercisable proportionately to such additional Senior Convertible Notes up to $1,400,000 purchased by the Lender (see Note 14 for the terms of these warrants). These warrants were valued in accordance with FASB ASC 815-10 as liabilities using a Monte Carlo Simulation Model. The fair value of the warrant liability on the issuance date for all warrants issued was $1,008,000. $840,000 of this amount was considered a waiver fee and was recorded as a settlement charge. $168,000 was recorded as a discount on notes payable. As of December 31, 2015, per a new valuation performed in accordance with FASB ASC 815-10, the total value of these warrants was adjusted to $1,872,000 and a loss for the change in value of the liability of $864,000 was recognized.

In connection to Amendment No. 2, the Company owed Drexel approximately 200,000 warrants as compensation for services rendered. This liability was settled with an amendment to the engagement letter with Drexel on February 19, 2016 (see Note 16). These warrants were valued in accordance with FASB ASC 815-10 as liabilities using a Monte Carlo Simulation Model. The fair value of the warrant liability on the issuance date for the warrants to be issued was $55,200 which was recorded as debt issuance costs. As of December 31, 2015, per a new valuation performed in accordance with FASB ASC 815-10, the total value of these warrants was adjusted to $110,400 and a loss for the change in value of the liability of $55,200 was recognized